EMPLOYEE BENEFIT OBLIGAITONS - Principal Actuarial Assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Obligations [Abstract]
Discount rate	0.95%	1.35%
Interest crediting rate	1.25%	2.30%
Future salary increases	1.60%	1.70%